Basis of preparation and summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Basis of preparation and summary of significant accounting policies [Text Block]
2.	Basis of preparation and summary of significant accounting policies

a) Statement of compliance

These consolidated financial statements, as at and for the years ended December 31, 2017, 2016 and 2015, of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Company’s Board of Directors on April 19, 2018.

b) Basis of presentation and going concern

These consolidated financial statements have been prepared on a going concern basis, under the historical cost basis, except for the certain financial instruments which are presented at fair value. Certain prior year balances have been reclassified to conform with the current year presentation.

In 2017, the Company’s Board of Directors commenced a strategic review process to explore alternatives to improve shareholder value. This process ultimately resulted in the sale of the Black Fox Complex in October 2017, the sale of the Cerro del Gallo project in November 2017, and a definitive arrangement agreement (the "Arrangement Agreement") to sell Primero to First Majestic Silver Corp. (“First Majestic”), announced on January 12, 2018. Refer to note 25 for additional details.

On March 13, 2018, the Arrangement was approved by Primero shareholders. On March 13, 2018, the holders of the 5.75% convertible debentures voted to approve an amendment to the maturity date of the debentures to the day following the closing date of the Arrangement with full principal paid on this date. The Company is awaiting anti-trust clearance in Mexico. The Arrangement is expected to close in late April or early May 2018, subject to applicable regulatory approvals and the satisfaction of other customary conditions.  In the event that the Arrangement does not close by April 30, 2018, the Company will seek an extension of the revolving credit facility ("RCF").

Primero did not generate enough cash from operations to support its investing activities during 2017. The Company has sufficient cash on hand to support the business through to the expected close of the Arrangement with First Majestic. If the transaction closes as planned, management believes First Majestic will have sufficient funding to satisfy all commitments of Primero and its subsidiaries.

If the Arrangement Agreement with First Majestic is terminated for any reason, there is significant uncertainty that Primero will have sufficient funds to repay the full outstanding obligation under the RCF upon maturity, which would allow the lenders to exercise their rights under the RCF (see notes 9 and 10). An Event of Default under the RCF, unless waived, would trigger cross default provisions under the convertible debentures and the Silver Purchase Agreement.

The above noted factors represent a material uncertainty that casts substantial doubt on the ability of the Company to continue as a going concern. These financial statements do not include the adjustments to the amounts and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. These adjustments may be material.

These consolidated financial statements include the accounts of the Company and its subsidiaries from their respective dates of acquisition. All intragroup balances and transactions between entities of the group have been eliminated in full. The Company’s significant subsidiaries, which are all wholly owned, are:

Subsidiary	Location	Property
Primero Empresa Minera, S.A. de C.V. ("PEM ")	Mexico	San Dimas Mine and Ventanas
Silver Trading (Barbados) Limited ("STB")	Barbados	-
Primero Mining Luxem bourg S.a.r.l.	Luxembourg	-

Subsidiary Disposed of in 2017	Location	Property
San Anton de las Minas, S.A. de C.V.	Mexico	Cerro del Gallo Project

The results of discontinued operations, comprising the Black Fox Complex and Cerro del Gallo, included in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2017, 2016 and 2015 are disclosed in note 5. The comparative periods have been recast accordingly.

c) Functional and presentation currency

The functional and presentation currency of the Company is the U.S. dollar. The functional currency of PEM and STB is the U.S. dollar. The functional currency of San Anton de las Minas S.A. de C.V. prior to it’s disposition was the U.S. dollar. The functional currency of Primero Mining Luxembourg S.a.r.l. is the Mexican peso.

For entities using U.S. dollars as the functional currency, all monetary assets and liabilities denominated in a currency other than the U.S. dollar are translated at current exchange rates at each balance sheet date and the resulting adjustments are included in a separate line item under other income (expenses). Revenue and expense in foreign currencies are translated using the exchange rates at the date of the transaction.

The accounts of Primero Mining Luxembourg S.a.r.l. are translated into the U.S. dollar presentation currency as follows: all assets and liabilities are translated at the exchange rate prevailing at the statement of financial position date; equity balances are translated at the rates of exchange at the transaction dates, and all items included in the statement of operations are translated using the annual average exchange rates unless there are significant fluctuations in the exchange rate, in which case the rate at the date of transaction is used. All differences arising upon the translation to the presentation currency are recorded in the foreign currency translation reserve within accumulated other comprehensive loss; there is no tax impact of this translation.

d) Revenue recognition

Revenue is derived from the sale of gold and silver. Revenue is recognized on individual contracts when there is persuasive evidence that all of the following criteria are met:

•	the significant risks and rewards of ownership have been transferred to the buyer;
•	neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold have been retained;
•	the amount of revenue and costs to sell can be measured reliably;
•	it is probable that the economic benefits associated with the transaction will flow to the Company and collectability of proceeds is reasonably assured.

All of these criteria are met based on the contract with the respective buyers which generally coincides with the receipt of the sales proceeds. Sales prices are based on the terms of the contract or at spot prices.

e) Inventories

Inventories including finished goods (gold and silver), work-in-progress, and stockpiled ore are valued at the lower of average production cost and net realizable value. Net realizable value is calculated as the estimated price at the time of sale less estimated future production costs to convert the inventories into saleable form.

Ore extracted from a mine is stockpiled and subsequently processed into finished goods. Production costs including mining and milling costs, applicable overhead costs, depreciation and depletion are capitalized to inventory depending on its current location and condition. Inventories of stockpiled ore that are not expected to be processed in the next year are classified as non-current inventories.

Inventories also include supplies, which are valued at the lower of average cost or replacement cost.

f) Financial instruments

All financial instruments are required to be measured at fair value on initial recognition. Measurement in subsequent periods depends upon whether the financial instrument is classified as fair value through profit or loss (“FVTPL”), available-for-sale, held-to-maturity, loans and receivables, or other liabilities.

Financial instruments classified as FVTPL are measured at fair value with gains and losses recognized in the statement of operations and comprehensive loss. The 5.75% convertible debentures and warrant liability are classified as FVTPL and measured at fair value based on their trading price. Financial assets classified as held-to-maturity, loans and receivables, and financial liabilities classified as other liabilities, are measured at amortized cost. Trade and other receivables, cash and cash equivalents, and restricted cash are classified as loans and receivables, and are measured at amortized cost. Trade and other payables, and the RCF are classified as other financial liabilities, and are also measured at amortized cost.

Transaction costs in respect of financial assets and liabilities which are measured at FVTPL are recognized in the statement of operations and comprehensive loss immediately. Transaction costs in respect of other financial instruments are included in the initial carrying value of the financial instrument.

A financial asset is classified as available-for-sale when: (i) it is not classified as a loan and receivable, a held-to-maturity investment or at FVTPL; or (ii) it is designated as available-for-sale on initial recognition. The Company’s equity investment in Fortune Bay (included in other non-current assets) is classified as available-for-sale and is measured at fair value with mark-to-market gains and losses recognized in other comprehensive income (OCI). When available-for-sale investments in marketable securities and equity securities are derecognized, the cumulative mark-to-market gains or losses that had been previously recognized in OCI are reclassified to earnings for the period. When there is objective evidence that an available-for-sale financial asset is impaired, the cumulative loss that had been previously recognized in OCI is reclassified to earnings for the period.

The Company may enter into derivative contracts or financial instruments and non-financial contracts containing embedded derivatives. Embedded derivatives are required to be accounted for separately at fair value as derivatives when the risks and characteristics of the embedded derivatives are not closely related to those of their host contract, and the host contract is not designated as FVTPL. These embedded derivatives are measured at fair value with changes in fair value recognized in earnings for the period.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights to receive cash flows from the asset have expired, or
•

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through ‘arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to pay under the guarantee.

g) Mining interests

The Company categorizes mining interests based on the type of asset and/or the stage of operation, development or exploration of the property.

Land, buildings, plant and equipment includes land, mobile and stationary equipment, and refining and processing facilities for all properties regardless of their stage of development or operation.

Mineral properties include:

•

Development and operating properties which include capitalized development and stripping costs, cost of assets under construction, capitalized exploration and evaluation costs and mineral interests for those properties currently in operation for which development has commenced or for which technical feasibility and commercial viability have been determined; and

•	Pre-development properties which include exploration and evaluation costs and mineral interests for those properties for which development has not commenced.

Land, buildings, plant and equipment

Upon initial acquisition, land, buildings, plant and equipment are valued at cost, being the purchase price and the directly attributable costs of acquisition or construction required to bring the asset to the location and condition necessary for the asset to be capable of operating in the manner intended by management.

In subsequent periods, buildings, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment charges. Land is stated at cost less any impairment in value and is not depreciated.

Buildings, plant and equipment are depreciated (net of residual value) using the straight-line method based on estimated useful lives.

Where significant components of an asset have differing useful lives, depreciation is calculated on each separate component. The estimated useful life of each item or part has due regard to both its own physical life limitations and the present assessment of economically recoverable reserves of the mine property at which the item is located, and to possible future variations in those assessments. Estimates of remaining useful lives and residual values are reviewed annually. Changes in estimates which affect depreciation are accounted for prospectively.

The expected useful lives are as follows:

Plant and buildings	5 years to life of mine
Equipment and vehicles	4 years to life of mine
Computer equipment	3 to 5 years

Mining properties

The cost of acquiring mineral reserves and mineral resources is capitalized in the statement of financial position as incurred.

Mine development costs incurred to develop areas of the mine which will be mined in future periods are capitalized and depleted when the related mining area is mined. Mine development costs incurred to prepare current production areas are considered operating expenses and expensed in the year as incurred.

Mining properties are depleted using the units-of-production method over the mine’s estimated proven and probable reserves and, if appropriate, an estimate of the portion of resources expected to be classified as reserves. Depletion is calculated on a mine-by-mine basis.

The Company’s depletion estimation methodology allocates mining properties from operating mines into a depletable component and a non-depletable component upon initial acquisition. The value assigned to the depletable component is equal to the value assigned to the proven and probable reserves and a portion of resources of the asset. The value assigned to the non-depletable component is the value assigned to the exploration potential of the asset and the remaining resources not included in the depletable component. Values allocated to both the depletable and non-depletable components may be adjusted prospectively when there has been a significant change in the reserves, resources and/or exploration potential or when impairment charges have been recorded.

The allocation of values to the proven and probable reserves, resources and exploration potential of the asset are based on the discounted cash flow analysis of the Company’s future expected cash flows at each operating mine. The depletable component is depleted over 100% of reserves and a portion of resources included in the Company’s discounted cash flow analysis. The non-depletable component is not depleted but, in combination with the depletable component, is evaluated for impairment when events and changes in circumstances indicate that the carrying amount may not be recoverable.

Reserves (including proven and probable) and resources (including measured, indicated and inferred) are based on the definitions in National Instrument 43-101 – Standards of Disclosure for Mineral Projects (“NI 43-101”). Exploration potential is the mineralization quantified by the Company’s geologists with a sufficient degree of confidence to include in the Company’s fair value determination, but without the necessary level of measurement precision to enable it to be classified as a resource as defined by NI 43-101.

Each year, coincident with the updated reserve and resource estimates, the Company expects that a portion of resources will be transferred to reserves and a portion of exploration potential will be transferred to resources. As a result, the category of non-depletable mineralization is expected to reduce and, in the absence of further additions to exploration potential, eventually be fully classified within the depletable component over the life of mine.

When considering the portion of resources to include in the depletion base of the depletable component, management considers the resources which are believed to have the probability of eventually being classified as proven and probable reserves, which includes:

•	resources that can be economically mined and are therefore commercially viable, considering management’s assumptions on cut off grades, long-term gold and silver prices and exchange rates,
•	historical experience and available geological and drilling information of the area under consideration.

Development costs incurred during a period are added to the total mining property capitalized at the commencement of the period in calculating the depletion expense. Future development costs necessary to access resources, have been taken into account when determining the pattern of depletion for the Company’s mining properties; such costs are included in the discounted cash flow analysis and are determined by the Company’s geologists and engineers based on an in-depth knowledge of the mine and planned development work to access resources.

Exploration and evaluation expenditures

Exploration and evaluation expenditures are charged to the statement of operations and comprehensive loss in the period incurred unless management determines that probable future economic benefits will be generated as a result of the expenditures.

Once a project has been established as technically feasible and commercially viable, the capitalized expenditures are tested for impairment and transferred from exploration and evaluation costs to development costs within mining properties. If events take place subsequently and such project is no longer considered commercially viable it would be transferred back from development costs to exploration and evaluation expenditures.

Major maintenance and repairs

Expenditure on major maintenance and repairs includes the cost of replacement parts of assets and overhaul costs. Where an asset or part of an asset is replaced and it is probable that future economic benefits associated with the item will be available to the Company, that expenditure is capitalized and the carrying amount of the item replaced derecognized. Similarly, overhaul costs associated with major maintenance are capitalized when it is probable that future economic benefits will be available and any remaining carrying amounts of the cost of previous overhauls are derecognized. All other maintenance and repair costs are expensed as incurred.

Borrowing costs

Borrowing costs directly relating to the financing of qualifying assets are added to the capitalized cost of those projects until such time as the assets are substantially ready for their intended use or sale which, in the case of mining properties, is when they are capable of commercial production. Where funds have been borrowed specifically to finance a project, the amount capitalized represents the actual borrowing costs incurred. Where the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to relevant general borrowings of the Company during the period.

All other borrowing costs are recognized in the statement of operations and comprehensive loss in the year in which they are incurred. Borrowing costs are included as part of interest paid in the statement of cash flows.

Leases

The Company holds leases for office space and equipment. Leases are classified as either finance or operating leases.

Assets held under finance leases, where substantially all of the risks and rewards of ownership have passed to the Company, are capitalized in the statement of financial position at the lower of the fair value of the leased property and the present value of the minimum lease payments during the lease term calculated using the interest rate implicit in the lease agreement. The corresponding liability to the lessor is included in the statement of financial position as a finance lease obligation. Capitalized amounts are determined at the inception of the lease and are depreciated over the shorter of their useful economic lives or the lease term. Lease payments are apportioned between finance charges and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in the statement of operations and comprehensive loss as finance expense unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Company’s accounting policy on borrowing costs.

Leases where substantially all of the risks and rewards of ownership have not passed to the Company are classified as operating leases. Rentals payable under operating leases are charged to the statement of operations and comprehensive loss as operating expenses or general and administrative expenses on a straight-line basis over the lease term.

Impairment of non-current assets

The carrying amounts of assets included in mining interests are reviewed for impairment when events and changes in circumstances indicate that the related carrying amounts may not be recoverable. In addition, capitalized exploration and evaluation costs are assessed for impairment upon demonstrating commercial viability of a project. The carrying amounts of the assets are compared to the recoverable amount of the assets whenever events or changes in circumstances indicate that their carrying value may not be recoverable. The recoverable amount is the higher of value-in-use and fair value less cost of disposal (“FVLCD”).

For mining assets, when a binding sale agreement and observable market prices are not readily available, FVLCD is estimated using a discounted cash flow approach for each of the Company’s cash generating units (“CGU”s) to which the individual assets are allocated. The assumptions used in determining the FVLCD for the CGU’s include long-term mining plans, long-term commodity prices, discount rates, foreign exchange rates and values of un-modeled mineralization.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount. An impairment is recognized immediately as an expense.

Where an impairment subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, subject to the amount not exceeding the carrying amount that would have been determined had no impairment been recognized for the asset (or CGU) in prior periods. A reversal of impairment is recognized during the period in the statement of operations and comprehensive loss.

Disposal

Upon disposition, an item within mining interests is derecognized, and the difference between its carrying value and net sales proceeds is disclosed as a gain or loss on disposal in the statement of operations and comprehensive loss.

h) Income taxes

Income tax expense (recovery) comprises current and deferred tax. Current tax and deferred tax are recognized in the statement of operations and comprehensive loss except to the extent they relate to items recognized directly in equity or in OCI, in which case the related taxes are recognized in equity or OCI.

Current income tax is the expected cash tax payable or receivable on the local taxable income or loss for the year for each taxable entity using tax rates enacted or substantively enacted at the reporting date. This may differ from earnings reported in the statement of operations and comprehensive loss due to income or expense items that are not currently taxable or deductible for tax purposes, and any adjustment to income taxes in respect of previous years.

Deferred income tax is recognized in respect of unused tax losses, tax credits and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the tax rates that have been substantively enacted at the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

The Company records foreign exchange gains and losses representing the impacts of movements in foreign exchange rates on the tax bases of non-monetary assets and liabilities which are denominated in foreign currencies. Foreign exchange gains and losses relating to the translation of the deferred income tax balance from local statutory accounts to functional currency accounts are included in deferred income tax expense or recovery in the statements of operations and comprehensive loss.

Uncertain income tax positions are recorded in the consolidated financial statements when probable and measured at the amount expected to be paid to (recovered from) the taxation authority using the Company’s best estimate of the amount.

i) Share–based compensation

Equity-settled awards to employees and others providing similar services

For equity-settled awards, the fair value of the award is charged to the statement of operations and comprehensive loss and credited to share-based compensation reserve (within equity in the consolidated statement of financial position) ratably over the vesting period, after adjusting for the number of awards that are expected to vest. The fair value of the awards is determined at the date of grant using the Black-Scholes option pricing model. At each statement of financial position date prior to vesting, the cumulative expense representing the extent to which the vesting period has expired and management’s best estimate of the awards that are ultimately expected to vest, is computed and charged to the statement of operations and comprehensive loss.

Expenses recognized for forfeited awards are reversed. For awards that are cancelled, any expense not yet recognized is recognized immediately in the statement of operations and comprehensive loss.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified over the original vesting period. In addition, an expense is recognized for any modification which increases the total fair value of the share-based payment arrangement as measured at the date of modification, over the remainder of the vesting period.

Cash-settled awards to employees and others providing similar services

For cash-settled awards, the fair value is re-calculated at each statement of financial position date until the awards are settled, using the Company’s share price (with any changes in fair value recognized in the statement of operations and comprehensive loss). During the vesting period, a liability is recognized representing the portion of the vesting period which has expired at the statement of financial position date multiplied by the fair value of the awards expected to vest at that date. After vesting, the full fair value of the unsettled awards at each statement of financial position date is recognized as a liability. Movements in value are recognized in the statement of operations and comprehensive loss.

Equity or cash-settled awards to employees and others providing similar services

The Company accounts for awards issued under the 2013 Phantom Share Unit Plan as equity-settled. For equity-settled awards, the fair value of the award is charged to the statement of operations and comprehensive loss and credited to share-based compensation reserve (within equity in the consolidated statement of financial position) ratably over the vesting period. The fair value of the awards is determined at the date of grant using the closing market price of the Company’s shares. At each statement of financial position date prior to vesting, the cumulative expense representing the extent to which the vesting period has expired and management’s best estimate of the awards that are ultimately expected to vest, is computed and charged to the statement of operations and comprehensive loss.

No expense is recognized for awards that ultimately do not vest. For any awards that are cancelled, any expense not yet recognized is recognized immediately in the statement of operations and comprehensive loss.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified over the original vesting period. In addition, an expense is recognized for any modification which increases the total fair value of the share-based compensation arrangement as measured at the date of modification, over the remainder of the vesting period.

j) Provisions

General

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the statement of operations and comprehensive loss net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as finance expense in the statement of operations and comprehensive loss.

Decommissioning liability

The Company records a liability for the estimated reclamation and closure of a mine, including site rehabilitation and long-term treatment and monitoring costs, discounted to net present value; this liability is then accreted to full value over the life of the mine with the accretion charge being recorded as a finance expense. The net present value is determined using the liability-specific risk-free interest rate. The estimated net present value of reclamation and closure cost obligations is re-measured each reporting period or when changes in circumstances occur and/or new material information becomes available. Increases or decreases to the obligations arise due to changes in legal or regulatory requirements, the extent of environmental remediation required, cost estimates and the discount rate applied to the obligation. The net present value of the estimated cost of these changes is recorded in the period in which the change is identified and quantifiable. Reclamation and closure cost obligations relating to operating mines and development projects are recorded with a corresponding increase to the carrying amounts of related assets and the adjusted cost is depreciated on a prospective basis.

k) Loss per share

Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. The computation of diluted loss per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on loss per share. For this purpose, the treasury stock method is used for the assumed proceeds upon the exercise of stock options and warrants that are used to purchase common shares at the average market price during the period.

l) Segmented reporting

The Company operated in one geographic area, Mexico, with corporate activities occurring in a second geographic area, Canada. Prior to the disposition of the Black Fox Complex, the Company operated in two geographic areas; Mexico and Canada. The Company’s operating segments reflect the Company’s different mining interests and are reported in a manner consistent with the internal reporting to the chief operating decision maker, used to assess each segment’s performance. Primero currently has one reportable segment, the San Dimas mine (which currently includes the Ventanas property and Coral Silver concessions). During 2017 and prior to the dispositions of the Black Fox Complex and the Cerro del Gallo project, Primero had three reportable segments: the San Dimas mine, the Black Fox Complex and the Cerro del Gallo project.

m) Assets held for sale and discontinued operations

Assets or disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and measured at the lower of carrying amount or FVLCD. The assets or disposal groups must be available for immediate sale and the sale must be highly probable within one year. Impairment losses on initial classification as held for sale and gains or losses on subsequent remeasurement are included in the statements of operations and comprehensive loss. No depreciation is charged on assets or disposals groups classified as held for sale.

A discontinued operation is a component of an entity that either has been disposed of, abandoned or that is classified as held for sale.

Discontinued operations are presented on the statements of operations and comprehensive loss as a separate line.

n) Recent pronouncements issued

The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective and determined the following will have potential future impact on the Company.

In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers which supersedes existing standards and interpretations including IAS 18, Revenue . IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. The standard is currently effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Company does not expect the impact of adopting this standard to be material to its consolidated financial statements.

In July 2014, the IASB issued the final version of IFRS 9, Financial Instruments (IFRS 9). This standard is effective for annual periods beginning on or after January 1, 2018, and permits early adoption. IFRS 9 provides a revised model for recognition, measurement and impairment of financial instruments and includes a substantially reformed approach to hedge accounting. The Company does not expect the impact of adopting this standard to be material on its consolidated financial statements.

In January 2016, the IASB issued IFRS 16, Leases (IFRS 16). IFRS 16 is effective for periods beginning on or after January 1, 2019, with early adoption permitted, provided IFRS 15 has been adopted. IFRS 16 eliminates the current dual model for lessees, which distinguishes between on-balance sheet finance leases and off-balance sheet operating leases. Instead, there is a single, on-balance sheet accounting model that is similar to current finance lease accounting for lessees. The Company is currently evaluating the impact the standard is expected to have on its consolidated financial statements.